Leases - Details of changes in leases (Details) (Imported) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in leases
Right of use assets, at beginning of period	€ 968
Additions	143	€ 80
Additions, Acc. Amortization	(82)	(83)
Right of use assets, at end of period	932	968
Land and Buildings
Changes in leases
Right of use assets, at beginning of period	957
Right of use assets, at end of period	917	957
Machinery
Changes in leases
Right of use assets, at beginning of period	3
Additions, Acc. Amortization	(2)	(2)
Right of use assets, at end of period	2	3
Computer equipment
Changes in leases
Right of use assets, at beginning of period	1
Additions, Acc. Amortization	(1)	(1)
Right of use assets, at end of period	3	1
Vehicles
Changes in leases
Right of use assets, at beginning of period	7
Additions, Acc. Amortization	(5)	(5)
Right of use assets, at end of period	10	7
Cost
Changes in leases
Right of use assets, at beginning of period	1,363	1,250
Additions	143	80
Transfers	(9)	1
Disposals	(41)	(25)
Translation differences	(126)	57
Right of use assets, at end of period	1,330	1,363
Cost | Land and Buildings
Changes in leases
Right of use assets, at beginning of period	1,325	1,216
Additions	129	72
Transfers	(9)	1
Disposals	(19)	(21)
Translation differences	(124)	57
Right of use assets, at end of period	1,302	1,325
Cost | Machinery
Changes in leases
Right of use assets, at beginning of period	9	8
Additions	2	1
Disposals	(3)
Translation differences	(1)
Right of use assets, at end of period	7	9
Cost | Computer equipment
Changes in leases
Right of use assets, at beginning of period	4	4
Additions	3	1
Disposals	(3)	(1)
Right of use assets, at end of period	4	4
Cost | Vehicles
Changes in leases
Right of use assets, at beginning of period	25	22
Additions	9	6
Disposals	(16)	(3)
Translation differences	(1)
Right of use assets, at end of period	17	25
Acc. Amortization
Changes in leases
Right of use assets, at beginning of period	(395)	(305)
Additions, Acc. Amortization	(82)	(83)
Transfers	9	(1)
Disposals	37	8
Translation differences	33	(14)
Right of use assets, at end of period	(398)	(395)
Acc. Amortization | Land and Buildings
Changes in leases
Right of use assets, at beginning of period	(368)	(283)
Additions, Acc. Amortization	(74)	(75)
Transfers	9	(1)
Disposals	15	5
Translation differences	33	(14)
Right of use assets, at end of period	(385)	(368)
Acc. Amortization | Machinery
Changes in leases
Right of use assets, at beginning of period	(6)	(4)
Additions, Acc. Amortization	(2)	(2)
Disposals	3
Right of use assets, at end of period	(5)	(6)
Acc. Amortization | Computer equipment
Changes in leases
Right of use assets, at beginning of period	(3)	(3)
Additions, Acc. Amortization	(1)	(1)
Disposals	3	1
Right of use assets, at end of period	(1)	(3)
Acc. Amortization | Vehicles
Changes in leases
Right of use assets, at beginning of period	(18)	(15)
Additions, Acc. Amortization	(5)	(5)
Disposals	16	2
Right of use assets, at end of period	€ (7)	€ (18)